Inventories, net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory Write-down	¥ 38,976,000	¥ 24,574,000	¥ 1,378,000